Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, $ in Millions												12 Months Ended
	Aug. 20, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 10, 2019 USD ($)	Feb. 12, 2019 USD ($)	Aug. 21, 2018 USD ($)	Aug. 21, 2018 CAD ($)	Jun. 22, 2018 USD ($)	Feb. 02, 2018 USD ($)	Aug. 14, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 18, 2017 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Cash, net of cash acquired												$ 292,053	$ 67,932	$ 111,867
Goodwill												523,690	378,178	350,148
Cash, net of cash acquired												292,053	67,932	111,867
Visual Compliance [Member]
Cash, net of cash acquired				$ 248,900								239,863
Common shares issued												9,045
Contingent consideration
Net working capital adjustments (receivable) / payable												1,147
Purchase price consideration												250,055
Current assets, excluding cash acquired												6,403
Property and equipment												30
Deferred income tax asset												30,924
Right-of-use assets												1,188
Current liabilities												(840)
Deferred revenue												(10,267)
Lease obligations												1,188
Deferred income tax liability												(282)
Net tangible assets (liabilities) assumed												25,968
Goodwill												118,785
Cash, net of cash acquired				$ 248,900								239,863
Visual Compliance [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												32,186
Visual Compliance [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												69,422
Visual Compliance [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												528
Visual Compliance [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												3,166
Core Transport Technologies NZ Limited [Member]
Cash, net of cash acquired			$ 21,800									21,833
Common shares issued
Contingent consideration												1,450
Net working capital adjustments (receivable) / payable												62
Purchase price consideration												23,345
Current assets, excluding cash acquired												689
Property and equipment												2,048
Deferred income tax asset
Right-of-use assets												68
Current liabilities												(352)
Deferred revenue												(278)
Lease obligations												68
Deferred income tax liability												(3,332)
Net tangible assets (liabilities) assumed												(1,225)
Goodwill												12,670
Cash, net of cash acquired			$ 21,800									21,833
Core Transport Technologies NZ Limited [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												4,600
Core Transport Technologies NZ Limited [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												6,800
Core Transport Technologies NZ Limited [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												200
Core Transport Technologies NZ Limited [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												300
STEPcom [Member]
Cash, net of cash acquired		$ 18,600										18,639
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable												250
Purchase price consideration												18,889
Current assets, excluding cash acquired												1,470
Property and equipment												257
Deferred income tax asset
Right-of-use assets												232
Current liabilities												(874)
Deferred revenue												(813)
Lease obligations												232
Deferred income tax liability												(2,316)
Net tangible assets (liabilities) assumed												(2,276)
Goodwill												10,019
Cash, net of cash acquired		$ 18,600										18,639
STEPcom [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												10,839
STEPcom [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired
STEPcom [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												102
STEPcom [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												205
BestTransport [Member]
Cash, net of cash acquired	$ 11,700											11,718
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable
Purchase price consideration												11,718
Current assets, excluding cash acquired												815
Property and equipment												35
Deferred income tax asset
Right-of-use assets												194
Current liabilities												(284)
Deferred revenue												(9)
Lease obligations												194
Deferred income tax liability												(1,352)
Net tangible assets (liabilities) assumed												(795)
Goodwill												5,513
Cash, net of cash acquired	$ 11,700											11,718
BestTransport [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												3,000
BestTransport [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												3,800
BestTransport [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												50
BestTransport [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												150
The 2020 Acquisitions [Member]
Cash, net of cash acquired												292,053
Common shares issued												9,045
Contingent consideration												1,450
Net working capital adjustments (receivable) / payable												1,459
Purchase price consideration												304,007
Current assets, excluding cash acquired												9,377
Property and equipment												2,370
Deferred income tax asset												30,924
Right-of-use assets												1,682
Current liabilities												(2,350)
Deferred revenue												(11,367)
Lease obligations												1,682
Deferred income tax liability												(7,282)
Net tangible assets (liabilities) assumed												21,672
Goodwill												146,987
Cash, net of cash acquired												292,053
The 2020 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired												50,625
The 2020 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												80,022
The 2020 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired												880
The 2020 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired												$ 3,821
Aljex Software, Inc. [Member]
Cash, net of cash acquired								$ 32,400					32,382
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable													(152)
Purchase price consideration													32,230
Current assets, excluding cash acquired													607
Current liabilities													(266)
Deferred revenue													(1,024)
Deferred income tax liability													(4,200)
Net tangible assets (liabilities) assumed													(4,883)
Goodwill													18,903
Cash, net of cash acquired								$ 32,400					32,382
Other long-term assets
Aljex Software, Inc. [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													5,300
Aljex Software, Inc. [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													12,400
Aljex Software, Inc. [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													280
Aljex Software, Inc. [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													230
Velocity Mail [Member]
Cash, net of cash acquired							$ 26,100						26,107
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable													(102)
Purchase price consideration													26,005
Current assets, excluding cash acquired													1,407
Current liabilities													(81)
Deferred revenue													(70)
Deferred income tax liability
Net tangible assets (liabilities) assumed													1,757
Goodwill													8,448
Cash, net of cash acquired							$ 26,100						26,107
Other long-term assets													501
Velocity Mail [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													7,800
Velocity Mail [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													7,600
Velocity Mail [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													100
Velocity Mail [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													300
PinPoint [Member]
Cash, net of cash acquired													9,443
Common shares issued													1,536
Contingent consideration													714
Net working capital adjustments (receivable) / payable													36
Purchase price consideration					$ 11,000	$ 14.4							11,729
Current assets, excluding cash acquired													599
Current liabilities													(559)
Deferred revenue													(574)
Deferred income tax liability													(2,077)
Net tangible assets (liabilities) assumed													(2,611)
Goodwill													6,306
Cash, net of cash acquired													9,443
Other long-term assets
PinPoint [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													7,758
PinPoint [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired
PinPoint [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													207
PinPoint [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													69
The 2019 Acquisitions [Member]
Cash, net of cash acquired													67,932
Common shares issued													1,536
Contingent consideration													714
Net working capital adjustments (receivable) / payable													(218)
Purchase price consideration													69,964
Current assets, excluding cash acquired													2,613
Current liabilities													(906)
Deferred revenue													(1,668)
Deferred income tax liability													(6,277)
Net tangible assets (liabilities) assumed													(5,737)
Goodwill													33,657
Cash, net of cash acquired													67,932
Other long-term assets													501
The 2019 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired													20,858
The 2019 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													20,000
The 2019 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired													587
The 2019 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired													$ 599
ShipRush [Member]
Cash, net of cash acquired											$ 14,200			14,198
Common shares issued
Contingent consideration														1,233
Net working capital adjustments (receivable) / payable														88
Purchase price consideration														15,519
Current assets, excluding cash acquired														461
Current liabilities														(266)
Deferred revenue														(609)
Net tangible assets (liabilities) assumed														(414)
Goodwill														8,603
Cash, net of cash acquired											$ 14,200			14,198
ShipRush [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														2,400
ShipRush [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														4,710
ShipRush [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired
ShipRush [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														120
ShipRush [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														100
PCSTrac, Inc. [Member]
Cash, net of cash acquired										$ 11,500				11,492
Common shares issued
Contingent consideration
Net working capital adjustments (receivable) / payable														40
Purchase price consideration														11,532
Current assets, excluding cash acquired														467
Current liabilities														(10)
Deferred revenue
Net tangible assets (liabilities) assumed														457
Goodwill														5,815
Cash, net of cash acquired										$ 11,500				11,492
PCSTrac, Inc. [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														1,850
PCSTrac, Inc. [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														3,270
PCSTrac, Inc. [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired
PCSTrac, Inc. [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														60
PCSTrac, Inc. [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														80
MacroPoint LLC [Member]
Cash, net of cash acquired														86,177
Common shares issued									$ 20,000					20,000
Contingent consideration									80,000
Net working capital adjustments (receivable) / payable														163
Purchase price consideration									$ 106,200					106,340
Current assets, excluding cash acquired														2,127
Current liabilities														(1,693)
Deferred revenue														(5,787)
Net tangible assets (liabilities) assumed														(5,353)
Goodwill														65,213
Cash, net of cash acquired														86,177
MacroPoint LLC [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														26,030
MacroPoint LLC [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														17,170
MacroPoint LLC [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired														290
MacroPoint LLC [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														570
MacroPoint LLC [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														2,420
The 2018 Acquisitions [Member]
Cash, net of cash acquired														111,867
Common shares issued														20,000
Contingent consideration														1,233
Net working capital adjustments (receivable) / payable														291
Purchase price consideration														133,391
Current assets, excluding cash acquired														3,055
Current liabilities														(1,969)
Deferred revenue														(6,396)
Net tangible assets (liabilities) assumed														(5,310)
Goodwill														79,631
Cash, net of cash acquired														111,867
The 2018 Acquisitions [Member] | Customer Relationships [Member]
Finite-lived intangible assets acquired														30,280
The 2018 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														25,150
The 2018 Acquisitions [Member] | In Process Research and Development [Member]
Finite-lived intangible assets acquired														290
The 2018 Acquisitions [Member] | Trade Names [Member]
Finite-lived intangible assets acquired														750
The 2018 Acquisitions [Member] | Noncompete Agreements [Member]
Finite-lived intangible assets acquired														$ 2,600